FINANCIAL INSTRUMENTS - Schedule of Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	$ 895,556
Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	158,542	$ 67,539
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	848	308
FVTPL | Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities		67,539
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	6,500	3
FVTOCI | Equity forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	1,408	1,167
FVTOCI | Others
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	925
Amortized cost | Trade payables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	110,838	119,477
Amortized cost | Borrowings
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	292,536	159,107
Amortized cost | Other financial liabilities related to business combinations
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	39,043	59,158
Amortized cost | Lease liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	117,623	118,736
Amortized cost | Other liabilities
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	231	896
Amortized cost | Put option on minority interest of GUT
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial liabilities	73,618	75,813
FVTPL | Mutual funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	13,992	13,570
FVTPL | Commercial Papers
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		2,500
FVTPL | Convertible notes
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	10,558	9,110
FVTPL | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	170	2,330
FVTPL | Interest rate SWAP
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets		852
FVTOCI | Foreign exchange forward contracts
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	731	8,078
FVTOCI | Equity instruments
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	32,955	29,354
FVTOCI | Equity forward contract
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	89	558
Amortized cost | Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	142,093	307,223
Amortized cost | Contribution to funds
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	2,212	1,833
Amortized cost | Trade receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	605,002	499,283
Amortized cost | Other assets
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	25,170	35,841
Amortized cost | Other receivables
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets	$ 16,863	$ 17,474